CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Foreign currency translation adjustment, taxes
Statement [Line Items]
Share-based compensation expense	(4,062,159)	(764,746)	(129,431)
Cost of revenues [Member]
Statement [Line Items]
Share-based compensation expense	(56,743)	(17,179)	(14)
Selling and marketing expenses [Member]
Statement [Line Items]
Share-based compensation expense	(168,601)	(45,233)	(1,296)
General and administrative expenses [Member]
Statement [Line Items]
Share-based compensation expense	(3,627,078)	(654,323)	(124,811)
Research and development expenses [Member]
Statement [Line Items]
Share-based compensation expense	$ (209,737)	$ (48,011)	$ (3,310)